Expense Example {- Health Care Services Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Health Care Services Portfolio - Health Care Services Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906